THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND MARCH 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.6%
	Shares	Value
BRAZIL — 0.5%
Odontoprev SA	265,400	$482,828

CANADA — 3.0%
CAE Inc *	65,100	1,600,304
North West Co Inc	33,869	1,196,387
		2,796,691

CHINA — 2.4%
Alibaba Group Holding Ltd	38,600	638,769
Tencent Holdings Ltd	24,905	1,591,564
		2,230,333

FINLAND — 1.2%
Nordea Bank Abp	87,940	1,123,653

FRANCE — 8.6%
Air Liquide SA	8,965	1,701,135
Kering SA	7,959	1,654,116
LVMH Moet Hennessy Louis Vuitton SE	2,407	1,489,094
Pernod Ricard SA	11,296	1,114,832
TotalEnergies SE	32,326	2,080,752
		8,039,929

GERMANY — 7.4%
BASF SE	34,290	1,717,178
Bayerische Motoren Werke AG	10,186	820,540
Fresenius Medical Care AG	31,460	1,563,865
FUCHS SE	11,500	418,718
Henkel AG & Co KGaA	22,889	1,647,388
SAP SE	2,930	784,298
		6,951,987

HONG KONG — 6.8%
AIA Group Ltd	383,638	2,904,520
Jardine Matheson Holdings Ltd	45,200	1,908,922
Techtronic Industries Co Ltd	50,000	599,302
Xinyi Glass Holdings Ltd	1,020,807	1,010,039
		6,422,783

INDIA — 3.2%
Adani Ports & Special Economic Zone Ltd	56,593	779,255
HDFC Bank Ltd	64,966	1,384,829
UPL Ltd	108,110	802,883
		2,966,967

IRELAND — 2.4%
Ryanair Holdings PLC ADR	52,497	2,224,298

ITALY — 2.1%
Brembo NV	139,348	1,192,566

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND MARCH 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — continued
	Shares	Value
ITALY — continued
FinecoBank Banca Fineco SpA	41,100	$813,227
		2,005,793

JAPAN — 17.3%
Ain Holdings Inc	19,500	659,699
Daikin Industries Ltd	12,400	1,349,681
Denso Corp	128,400	1,597,798
Kubota Corp	120,100	1,488,590
Makita Corp	55,800	1,854,412
MISUMI Group Inc	79,400	1,325,566
Nihon Kohden Corp	142,770	1,927,310
Nitto Denko Corp	102,430	1,900,304
Omron Corp	55,118	1,561,034
Seria Co Ltd	59,100	983,866
Shin-Etsu Chemical Co Ltd	24,300	695,491
Toyota Motor Corp	48,000	851,064
		16,194,815

NETHERLANDS — 2.0%
Koninklijke Vopak NV	29,960	1,300,287
SBM Offshore NV	25,782	548,829
		1,849,116

NORWAY — 1.1%
Bakkafrost P/F	21,814	1,026,908

PANAMA — 2.2%
Copa Holdings SA, Cl A	22,260	2,058,160

SINGAPORE — 6.4%
Sembcorp Industries Ltd	355,600	1,663,496
United Overseas Bank Ltd	109,630	3,092,110
Venture Corp Ltd	131,800	1,208,321
		5,963,927

SOUTH KOREA — 1.4%
Samsung Electronics Co Ltd GDR	1,382	1,361,146

SPAIN — 0.8%
Viscofan SA	11,157	770,113

SWEDEN — 1.5%
Assa Abloy AB, Cl B	48,195	1,447,840

SWITZERLAND — 8.6%
Julius Baer Group Ltd	13,508	936,268
Novartis AG	11,736	1,303,441
Roche Holding AG	10,210	3,360,203
Sandoz Group AG	58,374	2,447,720
		8,047,632

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND MARCH 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — continued
	Shares	Value
TAIWAN — 1.4%
Taiwan Semiconductor Manufacturing Co Ltd	46,000	$1,295,498

UNITED KINGDOM — 14.3%
Berkeley Group Holdings PLC	28,453	1,323,243
Croda International PLC	29,766	1,129,990
HSBC Holdings PLC	219,203	2,476,544
IMI PLC	70,400	1,730,436
Paragon Banking Group PLC	11,790	112,081
Renishaw PLC	22,445	738,761
RS GROUP PLC	112,253	816,642
Smith & Nephew PLC	195,128	2,741,884
Travis Perkins PLC	122,245	871,376
Weir Group PLC	48,370	1,460,100
		13,401,057

TOTAL COMMON STOCK
(Cost $82,569,431)		88,661,474

PREFERRED STOCK — 1.6%

GERMANY — 1.6%
FUCHS SE (A)	30,224	1,454,770

TOTAL PREFERRED STOCK
(Cost $1,001,934)		1,454,770

TOTAL INVESTMENTS— 96.2%
(Cost $83,571,365)		$90,116,244

Percentages are based on Net Assets of $93,713,379.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
Ltd — Limited
PLC — Public Limited Company

SIM-QH-001-0900